JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 52.7%
Australia — 0.3%
Ampol Ltd.	1	19
ANZ Group Holdings Ltd.	11	214
APA Group	5	25
Aristocrat Leisure Ltd.	2	76
ASX Ltd.	1	31
Aurizon Holdings Ltd.	7	17
BHP Group Ltd.	19	526
BHP Group Ltd.	99	2,735
BlueScope Steel Ltd.	2	24
Brambles Ltd.	5	53
CAR Group Ltd.	1	30
Cochlear Ltd.	—	55
Coles Group Ltd.	5	59
Commonwealth Bank of Australia	6	563
Computershare Ltd.	2	36
Dexus, REIT	4	18
Endeavour Group Ltd.	6	20
Fortescue Ltd.	6	79
Glencore plc	39	215
Goodman Group, REIT	6	147
GPT Group (The), REIT	7	22
Insurance Australia Group Ltd.	9	43
Lottery Corp. Ltd. (The)	8	27
Macquarie Group Ltd.	1	187
Medibank Pvt Ltd.	10	27
Mineral Resources Ltd. (a)	1	23
Mirvac Group, REIT	15	21
National Australia Bank Ltd.	12	293
Northern Star Resources Ltd.	4	40
Orica Ltd.	2	21
Origin Energy Ltd.	6	44
Pilbara Minerals Ltd.	11	20
Pro Medicus Ltd.	—	20
Qantas Airways Ltd. *	3	13
QBE Insurance Group Ltd.	6	66
Ramsay Health Care Ltd.	1	21
REA Group Ltd.	—	26
Reece Ltd.	1	15
Rio Tinto Ltd.	1	107
Rio Tinto plc	4	274
Santos Ltd.	12	63
Scentre Group, REIT	19	44
SEEK Ltd.	1	19
Seven Group Holdings Ltd.	1	19
Sonic Healthcare Ltd.	2	31
South32 Ltd.	17	34
Stockland, REIT	9	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Suncorp Group Ltd.	5	55
Telstra Group Ltd.	15	40
Transurban Group	12	99
Treasury Wine Estates Ltd.	3	24
Vicinity Ltd., REIT	14	20
Washington H Soul Pattinson & Co. Ltd.	1	20
Wesfarmers Ltd.	4	204
Westpac Banking Corp.	13	253
WiseTech Global Ltd.	1	39
Woodside Energy Group Ltd.	7	129
Woolworths Group Ltd.	5	103
		7,475
Austria — 0.0% ^
Erste Group Bank AG	1	65
Mondi plc	2	32
OMV AG	1	23
Verbund AG	—	21
voestalpine AG	—	11
		152
Belgium — 0.1%
Ageas SA	1	29
Anheuser-Busch InBev SA	3	199
D'ieteren Group	—	19
Elia Group SA/NV	—	11
Groupe Bruxelles Lambert NV	—	24
KBC Group NV	36	2,769
Lotus Bakeries NV	—	22
Sofina SA	—	13
Syensqo SA	—	24
UCB SA	—	78
Umicore SA	1	11
Warehouses De Pauw CVA, REIT	1	18
		3,217
Brazil — 0.2%
Atacadao SA *	209	341
B3 SA - Brasil Bolsa Balcao	200	383
Banco BTG Pactual SA	114	657
Banco do Brasil SA	197	922
Localiza Rent a Car SA	57	437
Lojas Renner SA	152	355
MercadoLibre, Inc. *	—	674
Petroleo Brasileiro SA (Preference)	243	1,601
Raia Drogasil SA	126	618

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
TIM SA	214	659
Yara International ASA	1	18
		6,665
Burkina Faso — 0.0% ^
Endeavour Mining plc	1	16
Canada — 0.3%
Alimentation Couche-Tard, Inc.	48	2,938
Canadian National Railway Co.	27	3,178
Intact Financial Corp.	17	3,018
		9,134
Chile — 0.0% ^
Antofagasta plc	2	38
Banco Santander Chile	11,521	574
		612
China — 1.3%
Alibaba Group Holding Ltd.	187	1,837
Anjoy Foods Group Co. Ltd., Class A	37	412
BOC Hong Kong Holdings Ltd.	14	41
Budweiser Brewing Co. APAC Ltd. (b)	243	295
BYD Co. Ltd., Class H	11	311
Chacha Food Co. Ltd., Class A	83	304
China Construction Bank Corp., Class H	2,914	2,035
China Merchants Bank Co. Ltd., Class H	354	1,469
China Yangtze Power Co. Ltd., Class A	288	1,192
Fuyao Glass Industry Group Co. Ltd., Class H (b)	156	817
Ganfeng Lithium Group Co. Ltd., Class A	70	273
H World Group Ltd.	165	495
Haier Smart Home Co. Ltd., Class H	294	963
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	195	679
iQIYI, Inc., ADR *	117	390
JD.com, Inc., Class A	22	287
Jiangsu Hengli Hydraulic Co. Ltd., Class A	63	396
Kanzhun Ltd., ADR	35	477
Midea Group Co. Ltd., Class A	109	958
NetEase, Inc.	68	1,252
NXP Semiconductors NV	1	312
PDD Holdings, Inc., ADR *	10	1,232
Ping An Insurance Group Co. of China Ltd., Class H	210	914
Prosus NV	5	185
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13	456
Shenzhou International Group Holdings Ltd.	73	619
Silergy Corp.	54	747
SITC International Holdings Co. Ltd.	5	11
Tencent Holdings Ltd.	296	13,659
Tingyi Cayman Islands Holding Corp.	296	361

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Wanhua Chemical Group Co. Ltd., Class A	56	604
Wharf Holdings Ltd. (The)	4	11
Wilmar International Ltd.	9	21
Wuliangye Yibin Co. Ltd., Class A	30	521
Yum China Holdings, Inc.	55	1,653
Zhuzhou CRRC Times Electric Co. Ltd., Class H	122	449
Zijin Mining Group Co. Ltd., Class H	330	669
ZTO Express Cayman, Inc.	22	411
		37,718
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	—	21
AP Moller - Maersk A/S, Class B	—	28
Carlsberg A/S, Class B	—	43
Coloplast A/S, Class B	1	60
Danske Bank A/S	3	79
Demant A/S *	—	14
DSV A/S	1	116
Genmab A/S *	—	70
Novo Nordisk A/S, Class B	136	17,988
Novonesis (Novozymes) B	1	89
Orsted A/S * (b)	1	42
Pandora A/S	—	48
ROCKWOOL A/S, Class B	—	15
Tryg A/S	1	28
Vestas Wind Systems A/S *	4	93
		18,734
Finland — 0.0% ^
Elisa OYJ	—	25
Fortum OYJ	2	26
Kesko OYJ, Class B	1	18
Kone OYJ, Class B	1	64
Metso OYJ	2	23
Neste OYJ	2	32
Nokia OYJ	20	78
Nordea Bank Abp	12	138
Orion OYJ, Class B	—	18
Sampo OYJ, Class A	2	74
Stora Enso OYJ, Class R	2	27
UPM-Kymmene OYJ	2	66
Wartsila OYJ Abp	2	39
		628
France — 2.6%
Accor SA	1	28
Aeroports de Paris SA	—	17
Air Liquide SA	19	3,396
Airbus SE	49	7,399

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Alstom SA *	1	25
Amundi SA (b)	—	17
Arkema SA	—	20
AXA SA	7	238
BioMerieux	—	16
BNP Paribas SA	4	264
Bollore SE	3	17
Bouygues SA	1	24
Bureau Veritas SA (a)	1	37
Capgemini SE	1	115
Carrefour SA	2	31
Cie de Saint-Gobain SA	2	146
Cie Generale des Etablissements Michelin SCA	76	2,994
Covivio SA, REIT	—	10
Credit Agricole SA	4	60
Danone SA	2	156
Dassault Aviation SA	—	15
Dassault Systemes SE	63	2,376
Edenred SE	1	39
Eiffage SA	—	27
Engie SA	7	107
EssilorLuxottica SA	1	252
Eurazeo SE	—	13
Gecina SA, REIT	—	17
Getlink SE	1	20
Hermes International SCA	—	258
Ipsen SA	—	16
Kering SA	—	85
Klepierre SA, REIT	1	23
La Francaise des Jeux SAEM (b)	—	15
Legrand SA	56	6,084
L'Oreal SA	1	389
LVMH Moet Hennessy Louis Vuitton SE	40	28,399
Orange SA	7	77
Pernod Ricard SA	1	102
Publicis Groupe SA	1	89
Remy Cointreau SA (a)	—	7
Renault SA	1	35
Rexel SA	1	21
Safran SA	62	13,541
Sartorius Stedim Biotech	—	22
SEB SA	—	9
Societe Generale SA	3	70
Sodexo SA	—	31
Teleperformance SE	—	26
Thales SA	—	56
TotalEnergies SE	8	542

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Unibail-Rodamco-Westfield, REIT	—	33
Veolia Environnement SA	3	81
Vinci SA	84	9,625
Vivendi SE	3	28
		77,540
Germany — 0.9%
adidas AG	1	151
Allianz SE (Registered)	2	413
BASF SE	3	155
Bayer AG (Registered)	4	109
Bayerische Motoren Werke AG	1	110
Bayerische Motoren Werke AG (Preference)	—	19
Bechtle AG	—	14
Beiersdorf AG	—	54
Brenntag SE	1	35
Carl Zeiss Meditec AG	—	10
Commerzbank AG	4	64
Continental AG	—	25
Covestro AG * (b)	1	42
CTS Eventim AG & Co. KGaA	—	21
Daimler Truck Holding AG	2	77
Deutsche Bank AG (Registered)	7	110
Deutsche Boerse AG	1	145
Deutsche Lufthansa AG (Registered)	2	14
Deutsche Post AG	4	165
Deutsche Telekom AG (Registered)	12	317
Dr Ing hc F Porsche AG (Preference) (a) (b)	—	32
E.ON SE	8	118
Evonik Industries AG	1	19
Fresenius Medical Care AG	1	29
Fresenius SE & Co. KGaA *	2	57
GEA Group AG	1	25
Hannover Rueck SE	—	56
Heidelberg Materials AG	1	53
Henkel AG & Co. KGaA	—	30
Henkel AG & Co. KGaA (Preference)	1	54
Infineon Technologies AG	5	169
Knorr-Bremse AG	—	22
LEG Immobilien SE	—	24
Mercedes-Benz Group AG	3	198
Merck KGaA	1	86
MTU Aero Engines AG	—	57
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	46	22,786
Nemetschek SE	—	20
Porsche Automobil Holding SE (Preference)	1	25
Puma SE	—	19
Rational AG	—	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Rheinmetall AG	—	89
RWE AG	2	88
SAP SE	4	825
Sartorius AG (Preference)	—	28
Scout24 SE (b)	—	22
Siemens AG (Registered)	3	520
Siemens Energy AG *	2	65
Siemens Healthineers AG (b)	1	56
Symrise AG	1	63
Talanx AG	—	18
Volkswagen AG	—	13
Volkswagen AG (Preference)	1	86
Vonovia SE	3	84
Zalando SE * (b)	1	21
		27,924
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	31	518
Hong Kong — 0.5%
AIA Group Ltd.	970	6,485
CK Asset Holdings Ltd.	7	28
CK Infrastructure Holdings Ltd.	3	17
CLP Holdings Ltd.	6	56
Futu Holdings Ltd., ADR *	—	13
Hang Seng Bank Ltd.	3	34
Henderson Land Development Co. Ltd.	5	14
HKT Trust & HKT Ltd.	14	17
Hong Kong & China Gas Co. Ltd.	41	34
Hong Kong Exchanges & Clearing Ltd.	204	6,017
Hongkong Land Holdings Ltd.	4	14
Jardine Matheson Holdings Ltd.	1	21
Link, REIT	9	40
MTR Corp. Ltd.	5	18
Power Assets Holdings Ltd.	6	35
Prudential plc	10	93
Sino Land Co. Ltd.	16	16
Sun Hung Kai Properties Ltd.	6	48
Swire Pacific Ltd., Class A	2	13
Swire Properties Ltd.	5	8
Techtronic Industries Co. Ltd.	65	839
WH Group Ltd. (b)	32	20
Wharf Real Estate Investment Co. Ltd.	6	15
		13,895
Hungary — 0.0% ^
OTP Bank Nyrt.	15	793

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — 0.8%
Bajaj Auto Ltd.	4	497
Bharti Airtel Ltd.	18	331
Biocon Ltd.	136	591
Britannia Industries Ltd. *	11	764
Coforge Ltd.	8	627
Crompton Greaves Consumer Electricals Ltd.	66	358
Delhivery Ltd. *	43	210
Havells India Ltd.	19	430
HDFC Bank Ltd., ADR	60	3,586
Hindalco Industries Ltd.	60	480
ICICI Bank Ltd., ADR	71	2,075
Infosys Ltd., ADR (a)	90	1,981
ITC Ltd.	202	1,195
Kotak Mahindra Bank Ltd.	60	1,293
Mahindra & Mahindra Ltd.	31	1,063
Maruti Suzuki India Ltd.	8	1,232
REC Ltd.	59	452
Reliance Industries Ltd., GDR (c)	32	2,316
SBI Life Insurance Co. Ltd. (b)	24	501
Shriram Finance Ltd.	21	743
Tata Motors Ltd.	52	717
Tata Steel Ltd., GDR (b)	24	494
UltraTech Cement Ltd.	6	858
		22,794
Indonesia — 0.2%
Bank Central Asia Tbk. PT	6,355	4,016
Bank Mandiri Persero Tbk. PT	1,885	743
Bank Rakyat Indonesia Persero Tbk. PT	4,130	1,189
Telkom Indonesia Persero Tbk. PT	3,329	591
		6,539
Ireland — 0.0% ^
AerCap Holdings NV	1	72
AIB Group plc	6	36
Bank of Ireland Group plc	4	44
Kerry Group plc, Class A	1	41
Kerry Group plc, Class A	—	13
Kingspan Group plc	—	41
Kingspan Group plc	—	14
		261
Israel — 0.0% ^
Azrieli Group Ltd.	—	10
Bank Hapoalim BM	5	43
Bank Leumi Le-Israel BM	6	49
Check Point Software Technologies Ltd. *	—	62
Elbit Systems Ltd.	—	18
Global-e Online Ltd. *	—	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — continued
ICL Group Ltd.	3	12
Israel Discount Bank Ltd., Class A	5	23
Mizrahi Tefahot Bank Ltd.	1	21
Nice Ltd. *	—	42
Teva Pharmaceutical Industries Ltd., ADR *	4	73
Wix.com Ltd. *	—	31
		397
Italy — 0.1%
Amplifon SpA	—	15
Banco BPM SpA	5	33
Coca-Cola HBC AG	1	30
Davide Campari-Milano NV	2	20
DiaSorin SpA	—	9
Enel SpA	31	218
Eni SpA	8	127
Ferrari NV	—	193
FinecoBank Banca Fineco SpA	2	39
Generali	4	99
Infrastrutture Wireless Italiane SpA (b)	1	14
Intesa Sanpaolo SpA	55	222
Leonardo SpA	2	36
Mediobanca Banca di Credito Finanziario SpA	2	31
Moncler SpA	1	49
Nexi SpA * (b)	2	13
Poste Italiane SpA (b)	2	23
Prysmian SpA	1	67
Recordati Industria Chimica e Farmaceutica SpA	—	21
Snam SpA	8	36
Telecom Italia SpA *	37	9
Terna - Rete Elettrica Nazionale	5	44
UniCredit SpA	71	2,933
		4,281
Japan — 2.3%
Advantest Corp.	3	128
Aeon Co. Ltd.	3	59
AGC, Inc.	1	29
Aisin Corp.	1	24
Ajinomoto Co., Inc.	2	74
ANA Holdings, Inc.	1	11
Asahi Group Holdings Ltd.	2	66
Asahi Kasei Corp.	5	33
Asics Corp.	2	41
Astellas Pharma, Inc.	7	78
Bandai Namco Holdings, Inc.	2	47
Bridgestone Corp.	2	90
Brother Industries Ltd.	1	18

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Canon, Inc.	4	116
Capcom Co. Ltd.	1	28
Central Japan Railway Co.	3	66
Chiba Bank Ltd. (The)	2	20
Chubu Electric Power Co., Inc.	2	30
Chugai Pharmaceutical Co. Ltd.	3	113
Concordia Financial Group Ltd.	4	25
Dai Nippon Printing Co. Ltd.	1	26
Daifuku Co. Ltd.	1	20
Dai-ichi Life Holdings, Inc.	3	104
Daiichi Sankyo Co. Ltd.	7	285
Daikin Industries Ltd.	14	2,045
Daito Trust Construction Co. Ltd.	—	24
Daiwa House Industry Co. Ltd.	2	57
Daiwa Securities Group, Inc.	5	41
Denso Corp.	7	115
Dentsu Group, Inc.	1	19
Disco Corp.	—	100
East Japan Railway Co.	3	65
Eisai Co. Ltd.	1	34
ENEOS Holdings, Inc.	11	56
FANUC Corp.	3	104
Fast Retailing Co. Ltd.	1	193
Fuji Electric Co. Ltd.	—	28
FUJIFILM Holdings Corp.	4	100
Fujitsu Ltd.	7	122
Hamamatsu Photonics KK	1	14
Hankyu Hanshin Holdings, Inc.	1	29
Hikari Tsushin, Inc.	—	19
Hitachi Construction Machinery Co. Ltd.	—	10
Hitachi Ltd.	131	2,822
Honda Motor Co. Ltd.	17	177
Hoshizaki Corp.	—	13
Hoya Corp.	17	2,118
Hulic Co. Ltd.	1	15
Ibiden Co. Ltd.	1	19
Idemitsu Kosan Co. Ltd.	3	22
Inpex Corp.	3	54
Isuzu Motors Ltd.	2	30
ITOCHU Corp.	4	226
Japan Airlines Co. Ltd.	1	8
Japan Exchange Group, Inc.	2	42
Japan Post Bank Co. Ltd.	5	56
Japan Post Holdings Co. Ltd.	8	82
Japan Post Insurance Co. Ltd.	1	14
Japan Real Estate Investment Corp., REIT	—	21
Japan Tobacco, Inc.	5	135

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
JFE Holdings, Inc.	2	31
Kajima Corp.	2	31
Kansai Electric Power Co., Inc. (The)	3	44
Kao Corp.	2	74
Kawasaki Kisen Kaisha Ltd.	1	22
KDDI Corp.	6	168
Keisei Electric Railway Co. Ltd.	1	15
Keyence Corp.	6	2,624
Kikkoman Corp.	3	33
Kintetsu Group Holdings Co. Ltd.	1	16
Kirin Holdings Co. Ltd.	3	42
Kobe Bussan Co. Ltd.	1	13
Koito Manufacturing Co. Ltd.	1	10
Komatsu Ltd.	3	97
Konami Group Corp.	—	30
Kubota Corp.	4	53
Kyocera Corp.	5	60
Kyowa Kirin Co. Ltd.	1	21
Lasertec Corp.	—	53
LY Corp.	10	25
M3, Inc.	2	17
Makita Corp.	1	26
Marubeni Corp.	5	100
MatsukiyoCocokara & Co.	1	21
Mazda Motor Corp.	2	18
McDonald's Holdings Co. Japan Ltd.	—	17
MEIJI Holdings Co. Ltd.	1	23
MINEBEA MITSUMI, Inc.	1	34
Mitsubishi Chemical Group Corp.	5	29
Mitsubishi Corp.	12	254
Mitsubishi Electric Corp.	7	120
Mitsubishi Estate Co. Ltd.	4	72
Mitsubishi HC Capital, Inc.	3	21
Mitsubishi Heavy Industries Ltd.	12	143
Mitsubishi UFJ Financial Group, Inc.	279	3,221
Mitsui & Co. Ltd.	10	223
Mitsui Chemicals, Inc.	1	14
Mitsui Fudosan Co. Ltd.	244	2,526
Mitsui OSK Lines Ltd.	1	41
Mizuho Financial Group, Inc.	9	203
MonotaRO Co. Ltd.	1	13
MS&AD Insurance Group Holdings, Inc.	5	113
Murata Manufacturing Co. Ltd.	6	145
NEC Corp.	1	78
Nexon Co. Ltd.	1	26
NIDEC Corp.	2	70
Nintendo Co. Ltd.	4	216

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nippon Building Fund, Inc., REIT	—	23
Nippon Express Holdings, Inc.	—	10
Nippon Paint Holdings Co. Ltd.	3	22
Nippon Prologis REIT, Inc., REIT	—	17
Nippon Sanso Holdings Corp.	1	20
Nippon Steel Corp.	3	69
Nippon Telegraph & Telephone Corp.	111	118
Nippon Yusen KK	2	55
Nissan Chemical Corp.	1	16
Nissan Motor Co. Ltd.	8	27
Nissin Foods Holdings Co. Ltd.	1	24
Nitori Holdings Co. Ltd.	—	37
Nitto Denko Corp.	1	43
Nomura Holdings, Inc.	11	68
Nomura Real Estate Holdings, Inc.	—	11
Nomura Real Estate Master Fund, Inc., REIT	—	15
Nomura Research Institute Ltd.	1	43
NTT Data Group Corp.	2	37
Obayashi Corp.	2	32
Obic Co. Ltd.	—	30
Olympus Corp.	4	74
Omron Corp.	1	26
Ono Pharmaceutical Co. Ltd.	1	21
Oracle Corp.	—	16
Oriental Land Co. Ltd.	4	115
ORIX Corp.	4	106
Osaka Gas Co. Ltd.	1	27
Otsuka Corp.	1	20
Otsuka Holdings Co. Ltd.	2	82
Pan Pacific International Holdings Corp.	1	34
Panasonic Holdings Corp.	9	70
Rakuten Group, Inc. *	5	32
Recruit Holdings Co. Ltd.	5	315
Renesas Electronics Corp.	5	95
Resona Holdings, Inc.	8	55
Ricoh Co. Ltd.	2	20
Rohm Co. Ltd.	1	15
SBI Holdings, Inc.	1	26
SCREEN Holdings Co. Ltd.	—	34
SCSK Corp.	1	10
Secom Co. Ltd.	1	51
Seiko Epson Corp.	1	19
Sekisui Chemical Co. Ltd.	1	20
Sekisui House Ltd.	2	53
Seven & i Holdings Co. Ltd.	8	99
SG Holdings Co. Ltd.	1	13
Shimadzu Corp.	1	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Shimano, Inc.	—	53
Shin-Etsu Chemical Co. Ltd.	685	30,453
Shionogi & Co. Ltd.	1	40
Shiseido Co. Ltd.	2	50
Shizuoka Financial Group, Inc.	2	16
SMC Corp.	—	97
SoftBank Corp.	10	137
SoftBank Group Corp.	4	238
Sompo Holdings, Inc.	3	73
Sony Group Corp.	45	4,023
Subaru Corp.	2	44
SUMCO Corp.	1	21
Sumitomo Corp.	4	94
Sumitomo Electric Industries Ltd.	3	41
Sumitomo Metal Mining Co. Ltd.	1	27
Sumitomo Mitsui Financial Group, Inc.	5	339
Sumitomo Mitsui Trust Holdings, Inc.	2	61
Sumitomo Realty & Development Co. Ltd.	1	36
Suntory Beverage & Food Ltd.	1	22
Suzuki Motor Corp.	6	67
Sysmex Corp.	2	29
T&D Holdings, Inc.	2	34
Taisei Corp.	1	25
Takeda Pharmaceutical Co. Ltd.	6	163
TDK Corp.	1	105
Terumo Corp.	114	2,040
TIS, Inc.	1	17
Toho Co. Ltd.	1	18
Tokio Marine Holdings, Inc.	129	5,069
Tokyo Electric Power Co. Holdings, Inc. *	6	29
Tokyo Electron Ltd.	2	377
Tokyo Gas Co. Ltd.	1	28
Tokyu Corp.	2	22
TOPPAN Holdings, Inc.	1	25
Toray Industries, Inc.	5	26
TOTO Ltd.	1	14
Toyota Industries Corp.	1	50
Toyota Motor Corp.	40	761
Toyota Tsusho Corp.	2	48
Trend Micro, Inc.	—	24
Unicharm Corp.	1	50
West Japan Railway Co.	2	31
Yakult Honsha Co. Ltd.	1	23
Yamaha Motor Co. Ltd.	3	30
Yamato Holdings Co. Ltd.	1	11
Yaskawa Electric Corp.	1	31
Yokogawa Electric Corp.	1	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Zensho Holdings Co. Ltd.	—	16
ZOZO, Inc.	—	6
		69,055
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	15
Luxembourg — 0.0% ^
ArcelorMittal SA	2	40
Eurofins Scientific SE	—	30
		70
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	8	34
Sands China Ltd. *	9	16
		50
Mexico — 0.4%
Alsea SAB de CV	148	445
America Movil SAB de CV	490	410
Cemex SAB de CV, ADR	57	363
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	794
Grupo Financiero Banorte SAB de CV, Class O	137	1,030
Regional SAB de CV	46	335
Wal-Mart de Mexico SAB de CV	2,600	8,652
		12,029
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (b)	2	28
Adyen NV * (b)	—	99
Aegon Ltd.	5	33
Akzo Nobel NV	1	39
Argenx SE *	—	5
Argenx SE *	—	107
ASM International NV	—	120
ASML Holding NV	6	5,592
ASR Nederland NV	1	29
BE Semiconductor Industries NV	—	37
Euronext NV (b)	—	31
EXOR NV	—	38
Heineken Holding NV	1	35
Heineken NV	131	11,652
IMCD NV	—	30
ING Groep NV	12	224
JDE Peet's NV	1	10
Koninklijke Ahold Delhaize NV	4	114
Koninklijke KPN NV	15	58
Koninklijke Philips NV *	3	84
NN Group NV	1	51
OCI NV	—	10

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Randstad NV	—	20
Universal Music Group NV	3	73
Wolters Kluwer NV	1	156
		18,675
New Zealand — 0.0% ^
Auckland International Airport Ltd.	5	22
Fisher & Paykel Healthcare Corp. Ltd.	2	42
Mercury NZ Ltd.	3	11
Meridian Energy Ltd.	5	19
Spark New Zealand Ltd.	7	17
Xero Ltd. *	—	49
		160
Norway — 0.0% ^
Aker BP ASA	1	29
DNB Bank ASA	3	65
Equinor ASA	4	89
Gjensidige Forsikring ASA	1	13
Kongsberg Gruppen ASA	—	33
Mowi ASA	2	29
Norsk Hydro ASA	5	27
Orkla ASA	3	22
Salmar ASA	—	15
Telenor ASA	2	27
		349
Peru — 0.1%
Credicorp Ltd.	8	1,397
Poland — 0.0% ^
Dino Polska SA * (b)	6	512
InPost SA *	1	13
		525
Portugal — 0.0% ^
EDP SA	11	48
Galp Energia SGPS SA	2	36
Jeronimo Martins SGPS SA	18	317
		401
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	18
Saudi Arabia — 0.1%
Al Rajhi Bank	56	1,264
Saudi Arabian Oil Co. (b)	80	590
Saudi National Bank (The)	121	1,224
		3,078

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 0.4%
CapitaLand Ascendas, REIT	13	27
CapitaLand Integrated Commercial Trust, REIT	19	30
CapitaLand Investment Ltd.	10	20
DBS Group Holdings Ltd.	416	11,413
Genting Singapore Ltd.	22	14
Grab Holdings Ltd., Class A *	8	26
Keppel Ltd.	5	27
Oversea-Chinese Banking Corp. Ltd.	13	141
Sea Ltd., ADR *	1	90
Sembcorp Industries Ltd.	3	12
Singapore Airlines Ltd.	6	29
Singapore Exchange Ltd.	3	24
Singapore Technologies Engineering Ltd.	6	19
Singapore Telecommunications Ltd.	352	813
STMicroelectronics NV	3	84
United Overseas Bank Ltd.	5	114
		12,883
South Africa — 0.2%
Absa Group Ltd.	101	884
Anglo American plc	5	144
Aspen Pharmacare Holdings Ltd.	31	433
Bid Corp. Ltd.	20	503
Capitec Bank Holdings Ltd.	5	824
Clicks Group Ltd.	43	835
Shoprite Holdings Ltd.	64	1,071
		4,694
South Korea — 1.5%
Delivery Hero SE * (b)	1	16
Hana Financial Group, Inc.	29	1,364
HL Mando Co. Ltd.	12	341
Hyundai Motor Co.	4	741
KakaoBank Corp.	14	219
KB Financial Group, Inc.	22	1,451
Kia Corp.	37	3,063
LG Chem Ltd.	3	716
NAVER Corp.	5	583
Samsung Electronics Co. Ltd.	333	20,504
Samsung Fire & Marine Insurance Co. Ltd.	2	683
SK Hynix, Inc.	107	15,390
SM Entertainment Co. Ltd.	7	379
S-Oil Corp.	8	378
		45,828
Spain — 0.1%
Acciona SA	—	12
ACS Actividades de Construccion y Servicios SA	1	35
Aena SME SA (b)	—	53

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Amadeus IT Group SA	2	111
Banco Bilbao Vizcaya Argentaria SA	45	471
Banco de Sabadell SA	20	43
Banco Santander SA	59	285
CaixaBank SA	14	82
Cellnex Telecom SA (b)	2	64
EDP Renovaveis SA	1	18
Endesa SA	1	23
Grifols SA *	1	11
Iberdrola SA	22	293
Industria de Diseno Textil SA	55	2,650
Redeia Corp. SA	1	27
Repsol SA	5	65
Telefonica SA	17	78
		4,321
Sweden — 0.2%
Alfa Laval AB	1	48
Assa Abloy AB, Class B	4	115
Atlas Copco AB, Class A	137	2,433
Atlas Copco AB, Class B	6	91
Beijer Ref AB (a)	1	21
Boliden AB	1	31
Epiroc AB, Class A	2	46
Epiroc AB, Class B	1	24
EQT AB	1	45
Essity AB, Class B	2	64
Evolution AB (b)	1	66
Fastighets AB Balder, Class B * (a)	2	18
Getinge AB, Class B	1	17
H & M Hennes & Mauritz AB, Class B (a)	2	33
Hexagon AB, Class B	8	79
Holmen AB, Class B	—	11
Husqvarna AB, Class B (a)	1	9
Industrivarden AB, Class A	1	16
Industrivarden AB, Class C	1	21
Indutrade AB	1	30
Investment AB Latour, Class B	1	16
Investor AB, Class B	7	184
L E Lundbergforetagen AB, Class B	—	14
Lifco AB, Class B	1	26
Nibe Industrier AB, Class B (a)	6	25
Saab AB, Class B	1	27
Sagax AB, Class B	1	20
Sandvik AB	4	82
Securitas AB, Class B (a)	2	20
Skandinaviska Enskilda Banken AB, Class A	6	91
Skanska AB, Class B	1	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
SKF AB, Class B	1	23
Svenska Cellulosa AB SCA, Class B	2	31
Svenska Handelsbanken AB, Class A	5	55
Swedbank AB, Class A	3	67
Swedish Orphan Biovitrum AB *	1	19
Tele2 AB, Class B	2	20
Telefonaktiebolaget LM Ericsson, Class B	10	71
Telia Co. AB	9	25
Trelleborg AB, Class B	1	30
Volvo AB, Class A	1	19
Volvo AB, Class B	96	2,455
Volvo Car AB, Class B *	3	8
		6,571
Switzerland — 0.4%
ABB Ltd. (Registered)	6	332
Adecco Group AG (Registered)	1	21
Avolta AG	—	13
Bachem Holding AG	—	11
Baloise Holding AG (Registered)	—	30
Banque Cantonale Vaudoise (Registered)	—	16
Barry Callebaut AG (Registered)	—	29
BKW AG	—	14
Chocoladefabriken Lindt & Spruengli AG	—	63
Cie Financiere Richemont SA (Registered)	2	306
Clariant AG (Registered)	1	12
DSM-Firmenich AG	1	89
EMS-Chemie Holding AG (Registered)	—	26
Geberit AG (Registered)	—	80
Givaudan SA (Registered)	—	177
Helvetia Holding AG (Registered)	—	21
Julius Baer Group Ltd.	1	42
Kuehne + Nagel International AG (Registered)	—	56
Logitech International SA (Registered)	1	54
Lonza Group AG (Registered)	—	185
Novartis AG (Registered)	7	822
Partners Group Holding AG	—	116
Sandoz Group AG	2	66
Schindler Holding AG	—	40
Schindler Holding AG (Registered)	—	24
SGS SA (Registered)	1	61
SIG Group AG	1	24
Sika AG (Registered)	1	173
Sonova Holding AG (Registered)	—	58
Straumann Holding AG (Registered)	1	53
Swatch Group AG (The)	—	22
Swatch Group AG (The) (Registered)	—	10
Swiss Life Holding AG (Registered)	—	85

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Swiss Prime Site AG (Registered)	—	30
Swisscom AG (Registered)	—	60
Temenos AG (Registered)	—	16
UBS Group AG (Registered)	242	7,333
VAT Group AG (b)	—	52
Zurich Insurance Group AG	1	300
		10,922
Taiwan — 1.9%
Accton Technology Corp.	37	580
ASE Technology Holding Co. Ltd.	142	663
ASPEED Technology, Inc.	7	882
Delta Electronics, Inc.	73	938
eMemory Technology, Inc.	3	213
Quanta Computer, Inc.	102	869
Realtek Semiconductor Corp.	64	1,009
Taiwan Semiconductor Manufacturing Co. Ltd.	1,094	31,913
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122	20,264
Wiwynn Corp.	8	507
Yuanta Financial Holding Co. Ltd.	489	491
		58,329
Thailand — 0.1%
PTT Exploration & Production PCL	142	585
Siam Cement PCL (The) (Registered)	57	348
Thai Oil PCL	555	786
		1,719
Turkey — 0.0% ^
BIM Birlesik Magazalar A/S	26	489
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	— (d)
United Kingdom — 1.9%
3i Group plc	102	4,100
Admiral Group plc	1	35
Anglogold Ashanti plc	15	423
Ashtead Group plc	2	118
Associated British Foods plc	1	40
AstraZeneca plc	85	13,551
Auto Trader Group plc (b)	3	35
Aviva plc	10	65
BAE Systems plc	11	188
Barclays plc	56	168
Barratt Developments plc	4	24
Berkeley Group Holdings plc	—	26
British American Tobacco plc	8	266
BT Group plc	24	44
Bunzl plc	1	53

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Burberry Group plc	1	13
Centrica plc	20	34
CK Hutchison Holdings Ltd.	10	52
Coca-Cola Europacific Partners plc	1	57
Compass Group plc	6	196
Croda International plc	1	26
DCC plc	—	25
Diageo plc	221	6,862
Entain plc	2	17
Flutter Entertainment plc *	1	131
Halma plc	1	49
Hargreaves Lansdown plc	1	19
HSBC Holdings plc	71	641
HSBC Holdings plc	100	892
Imperial Brands plc	3	84
Informa plc	5	56
InterContinental Hotels Group plc	22	2,259
Intertek Group plc	1	39
J Sainsbury plc	6	22
JD Sports Fashion plc	10	16
Kingfisher plc	7	25
Land Securities Group plc, REIT	3	21
Legal & General Group plc	23	67
Lloyds Banking Group plc	5,900	4,507
London Stock Exchange Group plc	2	207
M&G plc	8	23
Melrose Industries plc	5	37
National Grid plc	18	228
NatWest Group plc	24	116
Next plc	—	53
Pearson plc	2	31
Persimmon plc	1	24
Phoenix Group Holdings plc	3	18
Reckitt Benckiser Group plc	3	142
RELX plc	130	6,153
RELX plc	87	4,073
Rentokil Initial plc	9	58
Rolls-Royce Holdings plc *	31	182
Sage Group plc (The)	4	52
Schroders plc	3	15
Segro plc, REIT	5	56
Severn Trent plc	1	33
Smith & Nephew plc	3	47
Smiths Group plc	1	30
Spirax Group plc	—	32
SSE plc	303	7,325
Standard Chartered plc	8	81

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	13	27
TechnipFMC plc	58	1,699
Tesco plc	26	112
Unilever plc	9	575
United Utilities Group plc	3	34
Vodafone Group plc	86	80
Whitbread plc	1	26
Wise plc, Class A *	2	21
WPP plc	4	39
		56,875
United States — 34.6%
AbbVie, Inc.	80	14,854
Advanced Micro Devices, Inc. *	86	12,361
AES Corp. (The)	2	40
AGCO Corp.	4	366
Air Lease Corp.	9	472
Alcoa Corp.	6	195
Alcon, Inc.	2	177
Alnylam Pharmaceuticals, Inc. *	3	678
Alphabet, Inc., Class C	38	6,608
Amazon.com, Inc. *	348	65,059
American Express Co.	2	523
American Homes 4 Rent, Class A, REIT	9	335
American Tower Corp., REIT	2	426
AMETEK, Inc.	7	1,237
Analog Devices, Inc.	6	1,497
Aon plc, Class A	1	228
Apple Hospitality REIT, Inc., REIT	12	184
Apple, Inc.	276	61,243
Arch Capital Group Ltd. *	2	187
Archer-Daniels-Midland Co.	6	355
Arista Networks, Inc. *	3	1,056
AutoZone, Inc. *	4	12,059
Axalta Coating Systems Ltd. *	9	319
Baker Hughes Co.	181	7,001
Bank of America Corp.	382	15,385
Bath & Body Works, Inc.	8	279
Baxter International, Inc.	6	201
Berkshire Hathaway, Inc., Class B *	9	3,850
Best Buy Co., Inc.	3	227
Biogen, Inc. *	2	384
BioMarin Pharmaceutical, Inc. *	4	325
BJ's Wholesale Club Holdings, Inc. *	9	764
Blackstone, Inc.	9	1,328
Block, Inc. *	9	563
Booking Holdings, Inc.	—	1,857
Booz Allen Hamilton Holding Corp.	7	989

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
BP plc	2,480	14,661
Bristol-Myers Squibb Co.	45	2,119
Brixmor Property Group, Inc., REIT	13	326
Broadcom, Inc.	28	4,525
Capital One Financial Corp.	7	1,043
Capri Holdings Ltd. *	5	178
Cardinal Health, Inc.	13	1,305
Carlisle Cos., Inc.	1	465
Carnival Corp. *	39	642
Carrier Global Corp.	17	1,175
Carter's, Inc.	5	309
CBRE Group, Inc., Class A *	2	225
CDW Corp.	1	172
Cencora, Inc.	3	632
Charles Schwab Corp. (The)	87	5,649
Charter Communications, Inc., Class A *	1	373
Chemours Co. (The)	34	814
Chevron Corp.	57	9,120
Chubb Ltd.	1	367
Cigna Group (The)	1	326
Cisco Systems, Inc.	4	191
Citigroup, Inc.	28	1,807
Citizens Financial Group, Inc.	9	406
Claire's Stores, Inc. ‡ *	—	3
CME Group, Inc.	38	7,368
CMS Energy Corp.	3	221
CNA Financial Corp.	5	248
Coca-Cola Co. (The)	242	16,129
Columbia Sportswear Co.	2	167
Comcast Corp., Class A	9	364
Confluent, Inc., Class A *	24	590
ConocoPhillips	8	851
Constellation Brands, Inc., Class A	4	921
Cooper Cos., Inc. (The) *	10	921
Copart, Inc. *	21	1,105
Corning, Inc.	21	838
Corpay, Inc. *	4	1,242
Coterra Energy, Inc.	8	204
Crowdstrike Holdings, Inc., Class A *	2	488
CSL Ltd.	2	366
CSX Corp.	19	675
CVS Health Corp.	36	2,198
CyberArk Software Ltd. *	—	41
Deere & Co.	10	3,709
Delta Air Lines, Inc.	8	344
Dick's Sporting Goods, Inc.	1	244
Digital Realty Trust, Inc., REIT	70	10,477

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Dominion Energy, Inc.	139	7,414
Domino's Pizza, Inc.	2	757
DoorDash, Inc., Class A *	9	1,031
Dover Corp.	3	489
EastGroup Properties, Inc., REIT	1	166
Eaton Corp. plc	1	197
Edison International	4	290
Elanco Animal Health, Inc. *	22	285
elf Beauty, Inc. *	5	893
Eli Lilly & Co.	5	3,871
Emerson Electric Co.	11	1,321
Entegris, Inc.	9	1,078
Entergy Corp.	1	156
EOG Resources, Inc.	13	1,713
EQT Corp.	10	334
Equinix, Inc., REIT	1	917
Equity LifeStyle Properties, Inc., REIT	14	951
Equity Residential, REIT	4	257
ExlService Holdings, Inc. *	27	942
Expedia Group, Inc. *	2	235
Experian plc	3	162
Exxon Mobil Corp.	174	20,631
Federal Realty Investment Trust, REIT	3	335
FedEx Corp.	5	1,467
Ferguson plc	17	3,651
Ferrovial SE	2	77
Fidelity National Information Services, Inc.	113	8,700
Fifth Third Bancorp	27	1,152
First Citizens BancShares, Inc., Class A	—	1,023
First Solar, Inc. *	1	178
Fiserv, Inc. *	60	9,821
Fortune Brands Innovations, Inc.	4	337
Freeport-McMoRan, Inc.	16	741
Garmin Ltd.	6	1,033
GE Vernova, Inc. *	2	303
General Dynamics Corp.	2	463
Graphic Packaging Holding Co.	31	943
GSK plc	15	301
Haleon plc	26	115
HCA Healthcare, Inc.	2	636
Henry Schein, Inc. *	6	411
Hershey Co. (The)	2	492
Hewlett Packard Enterprise Co.	11	228
Hilton Worldwide Holdings, Inc.	4	816
Holcim AG	2	182
Home Depot, Inc. (The)	1	240
Honeywell International, Inc.	77	15,746

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Hubbell, Inc.	2	884
HubSpot, Inc. *	2	933
IAC, Inc. *	7	386
Ingersoll Rand, Inc.	13	1,265
Interactive Brokers Group, Inc., Class A	9	1,117
Intercontinental Exchange, Inc.	1	153
International Business Machines Corp.	1	292
International Paper Co.	11	490
Intra-Cellular Therapies, Inc. *	7	549
Intuit, Inc.	3	2,229
Intuitive Surgical, Inc. *	5	2,272
IQVIA Holdings, Inc. *	1	187
ITT, Inc.	9	1,294
James Hardie Industries plc, CHDI *	2	58
Jefferies Financial Group, Inc.	3	204
Johnson & Johnson	104	16,358
Kenvue, Inc.	9	161
Keurig Dr Pepper, Inc.	14	479
Kimco Realty Corp., REIT	20	439
Kinder Morgan, Inc.	28	582
KKR & Co., Inc.	11	1,315
Kontoor Brands, Inc.	5	337
Labcorp Holdings, Inc.	2	390
Lam Research Corp.	2	1,772
Lamar Advertising Co., Class A, REIT	3	369
Lamb Weston Holdings, Inc.	19	1,122
Liberty Broadband Corp., Class C *	3	187
Liberty Media Corp-Liberty Live, Class C *	3	103
Liberty Media Corp-Liberty SiriusXM *	9	202
Linde plc	6	2,918
Lineage, Inc., REIT *	1	53
Live Nation Entertainment, Inc. *	3	304
Loews Corp.	12	922
Lowe's Cos., Inc.	1	339
M&T Bank Corp.	7	1,136
Martin Marietta Materials, Inc.	1	425
Masco Corp.	5	410
Mastercard, Inc., Class A	87	40,340
McDonald's Corp.	6	1,485
McKesson Corp.	1	879
Medtronic plc	8	608
Merck & Co., Inc.	4	432
Meta Platforms, Inc., Class A	92	43,626
MetLife, Inc.	7	509
Mettler-Toledo International, Inc. *	—	622
MGIC Investment Corp.	30	743
Microchip Technology, Inc.	5	413

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Micron Technology, Inc.	93	10,180
Microsoft Corp.	203	85,112
Mid-America Apartment Communities, Inc., REIT	4	553
Middleby Corp. (The) *	1	122
Mohawk Industries, Inc. *	7	1,138
Monday.com Ltd. *	—	32
Mondelez International, Inc., Class A	116	7,958
MongoDB, Inc. *	2	489
Moody's Corp.	3	1,506
Moran Foods Backstop Equity ‡ *	2,995	30
Morgan Stanley	15	1,536
Murphy USA, Inc.	1	299
MYT Holding LLC ‡ *	23	8
Natera, Inc. *	13	1,359
Nestle SA (Registered)	300	30,403
Netflix, Inc. *	3	1,818
Neurocrine Biosciences, Inc. *	2	221
Newell Brands, Inc.	12	99
Nexstar Media Group, Inc.	1	246
NextEra Energy, Inc.	181	13,821
NiSource, Inc.	15	475
NMG, Inc. ‡ *	1	144
Northern Trust Corp.	10	899
Northrop Grumman Corp.	—	226
NVIDIA Corp.	607	71,070
ON Semiconductor Corp. *	9	685
Oracle Corp.	12	1,722
O'Reilly Automotive, Inc. *	9	10,116
Otis Worldwide Corp.	154	14,593
Outfront Media, Inc., REIT	17	271
Packaging Corp. of America	2	406
Palo Alto Networks, Inc. *	5	1,688
Performance Food Group Co. *	14	985
PG&E Corp.	21	389
Philip Morris International, Inc.	16	1,901
Phillips 66	4	549
PNC Financial Services Group, Inc. (The)	3	587
Pool Corp.	1	429
Post Holdings, Inc. *	4	413
Procter & Gamble Co. (The)	3	539
Progressive Corp. (The)	8	1,694
Prologis, Inc., REIT	108	13,570
Public Service Enterprise Group, Inc.	95	7,604
Public Storage, REIT	2	644
QIAGEN NV *	1	37
Quanta Services, Inc.	6	1,558
Ralph Lauren Corp.	1	112

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Rayonier, Inc., REIT	6	195
Regal Rexnord Corp.	3	467
Regency Centers Corp., REIT	6	419
Regeneron Pharmaceuticals, Inc. *	20	21,438
Regions Financial Corp.	17	374
Roche Holding AG	3	849
Roche Holding AG	—	43
Ross Stores, Inc.	69	9,907
Royal Caribbean Cruises Ltd. *	2	346
Royalty Pharma plc, Class A	15	431
RTX Corp.	4	467
Saia, Inc. *	2	854
Salesforce, Inc.	55	14,310
Sanofi SA	4	438
SBA Communications Corp., REIT	5	1,141
Schneider Electric SE	2	490
Seagate Technology Holdings plc	9	894
Shell plc	563	20,514
Silgan Holdings, Inc.	11	579
Smurfit WestRock plc *	5	244
Snowflake, Inc., Class A *	5	610
Southern Co. (The)	251	20,990
State Street Corp.	7	555
Stellantis NV	8	138
Stryker Corp.	33	10,657
Swiss Re AG	1	139
Synopsys, Inc. *	2	1,162
Take-Two Interactive Software, Inc. *	6	934
TD SYNNEX Corp.	3	417
Tenaris SA	2	28
Teradyne, Inc.	8	1,045
Tesla, Inc. *	6	1,408
Texas Instruments, Inc. (e)	3	572
Texas Roadhouse, Inc.	1	144
Thermo Fisher Scientific, Inc.	2	1,336
Timken Co. (The)	3	229
TJX Cos., Inc. (The)	53	5,997
T-Mobile US, Inc.	1	249
Toll Brothers, Inc.	7	948
Trade Desk, Inc. (The), Class A *	14	1,249
Trane Technologies plc	6	2,080
TransDigm Group, Inc.	—	252
Travelers Cos., Inc. (The)	7	1,581
Truist Financial Corp.	36	1,602
Uber Technologies, Inc. *	293	18,896
Union Pacific Corp.	2	433
United Parcel Service, Inc., Class B	2	315

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
UnitedHealth Group, Inc. (e)	53	30,477
Ventas, Inc., REIT	15	814
Verizon Communications, Inc.	7	265
Vertex Pharmaceuticals, Inc. *	1	474
Vertiv Holdings Co., Class A	9	730
Viking Holdings Ltd. *	—	8
Vornado Realty Trust, REIT	8	253
Walmart, Inc.	11	777
Warner Bros Discovery, Inc. *	16	142
Warner Music Group Corp., Class A	11	343
WEC Energy Group, Inc.	4	364
Wells Fargo & Co.	178	10,545
Welltower, Inc., REIT	115	12,742
Weyerhaeuser Co., REIT	17	548
Williams Cos., Inc. (The)	14	598
Windstream Holdings, Inc. ‡ *	—	9
WR Berkley Corp.	4	249
Xcel Energy, Inc.	16	912
Yum! Brands, Inc.	113	14,951
Zimmer Biomet Holdings, Inc.	2	246
		1,049,979
Total Common Stocks (Cost $1,117,455)		1,597,725
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 27.9%
Australia — 0.2%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	537	515
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	1,294	1,311
National Australia Bank Ltd. 3.15%, 2/5/2031 (b)	EUR2,150	2,356
Scentre Group Trust 1 REIT, 3.50%, 2/12/2025 (c)	53	53
Sydney Airport Finance Co. Pty. Ltd. 3.38%, 4/30/2025 (c)	200	197
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR2,450	2,336
		6,768
Canada — 0.7%
National Bank of Canada (SOFRINDX + 0.90%), 6.28%, 3/25/2027 (f)	250	250
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	6,004
1.10%, 10/19/2027 (c)	CAD773	519
4.25%, 4/25/2028 (c)	3,483	3,477
0.10%, 5/19/2028 (b)	EUR2,955	2,875
0.05%, 11/25/2030 (b)	EUR5,225	4,690
Toronto-Dominion Bank (The) 3.19%, 2/16/2029 (b)	EUR3,200	3,501
		21,316

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (f)	EUR2,000	2,232
France — 0.1%
Alstom SA 0.13%, 7/27/2027 (b)	EUR500	494
BNP Paribas SA 2.10%, 4/7/2032 (b)	EUR400	390
BPCE SA
4.38%, 7/13/2028 (b)	EUR1,000	1,115
(EURIBOR 3 Month + 1.45%), 4.13%, 3/8/2033 (b) (f)	EUR1,000	1,103
Societe Generale SA
(EURIBOR 3 Month + 0.95%), 0.50%, 6/12/2029 (b) (f)	EUR100	96
(EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (f)	EUR1,000	1,103
		4,301
Germany — 0.7%
Deutsche Bank AG (SOFR + 1.22%), 2.31%, 11/16/2027 (f)	2,450	2,291
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	7,572
3.13%, 10/10/2028 (b)	EUR2,690	2,971
Traton Finance Luxembourg SA 3.75%, 3/27/2030 (b)	EUR2,100	2,281
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	142
4.00%, 4/11/2031 (b)	EUR1,950	2,144
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,500	2,325
		19,726
Ireland — 0.2%
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (f)	EUR2,000	2,261
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,230
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (f)	EUR1,900	2,219
		6,710
Italy — 0.4%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,196
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,360
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,243
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,251
UniCredit SpA (EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (f)	EUR2,050	2,288
		11,338
Japan — 0.0% ^
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (c)	310	306
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	200	196
		502
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (c) (f)	700	716
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	1,996
Viterra Finance BV 1.00%, 9/24/2028 (b)	EUR2,350	2,299
		5,011

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Portugal — 0.1%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	3,939
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (c)	3,787	3,529
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	6,025
1.63%, 8/2/2031 (c)	2,593	2,166
		8,191
South Korea — 0.1%
Korea Development Bank (The) 2.13%, 10/1/2024	1,826	1,815
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	2,024
		3,839
Spain — 0.2%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (f)	EUR2,000	2,224
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,376
CaixaBank SA (EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (f)	EUR1,900	2,165
Iberdrola International BV 5.81%, 3/15/2025	297	298
		7,063
Switzerland — 0.3%
UBS Group AG (EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (f)	EUR1,850	2,280
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR4,700	5,167
		7,447
United Kingdom — 0.3%
Barclays plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (f)	EUR2,650	2,987
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR1,100	1,013
Lloyds Banking Group plc 4.45%, 5/8/2025	300	298
TSB Bank plc 3.32%, 3/5/2029 (b)	EUR4,450	4,884
		9,182
United States — 23.9%
Acrisure LLC 4.25%, 2/15/2029 (c)	3,933	3,619
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,148
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,831	2,595
Aethon United BR LP 8.25%, 2/15/2026 (c)	2,783	2,820
Affinity Interactive 6.88%, 12/15/2027 (c)	2,456	2,141
AG Issuer LLC 6.25%, 3/1/2028 (c)	263	252
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	179	183
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	3,115	2,964
6.75%, 4/15/2028 (c)	3,520	3,537
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	143	143
4.63%, 6/1/2028 (c)	5,941	5,480
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	3,632	3,589

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
American Airlines, Inc.
5.50%, 4/20/2026 (c)	2,760	2,742
7.25%, 2/15/2028 (c)	3,524	3,521
5.75%, 4/20/2029 (c)	994	971
8.50%, 5/15/2029 (c)	3,458	3,560
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	2,552	2,410
AmeriGas Partners LP 9.38%, 6/1/2028 (c)	483	506
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (c)	2,405	2,557
ANGI Group LLC 3.88%, 8/15/2028 (c)	2,731	2,378
Antero Midstream Partners LP 5.75%, 3/1/2027 (c)	1,181	1,178
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,857
APX Group, Inc. 6.75%, 2/15/2027 (c)	2,642	2,639
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	4,039	3,604
Archrock Partners LP
6.88%, 4/1/2027 (c)	1,152	1,157
6.25%, 4/1/2028 (c)	1,445	1,441
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	3,712	3,306
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (c)	2,424	2,488
ASGN, Inc. 4.63%, 5/15/2028 (c)	2,656	2,545
AutoZone, Inc. 3.63%, 4/15/2025	350	346
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	3,103	2,988
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (a) (c)	3,457	3,164
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	3,444	3,371
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	3,429	3,496
Ball Corp. 6.88%, 3/15/2028	2,455	2,524
Bank of America Corp. (EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (f)	EUR2,550	2,358
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	3,471	3,566
Block, Inc. 2.75%, 6/1/2026	3,316	3,154
Boyd Gaming Corp. 4.75%, 12/1/2027	2,886	2,805
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026 (c)	2,685	2,655
REIT, 4.50%, 4/1/2027 (c)	156	147
Buckeye Partners LP 4.13%, 3/1/2025 (c)	647	638
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (c)	3,410	3,483
California Resources Corp. 7.13%, 2/1/2026 (c)	2,633	2,639
Calpine Corp.
4.50%, 2/15/2028 (c)	3,734	3,577
5.13%, 3/15/2028 (c)	2,049	1,984
Camelot Finance SA 4.50%, 11/1/2026 (c)	665	648
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,821	2,805
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	2,702	2,540
Carnival Corp.
7.63%, 3/1/2026 (c)	3,490	3,524
5.75%, 3/1/2027 (c)	3,616	3,598
4.00%, 8/1/2028 (c)	3,873	3,660
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	3,248	3,511
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (c)	2,589	2,571

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	1,809	1,797
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	2,705	2,702
Celanese US Holdings LLC 4.78%, 7/19/2026	EUR1,150	1,269
Charter Communications Operating LLC
6.65%, 2/1/2034	50	52
6.38%, 10/23/2035	2,250	2,256
Chemours Co. (The) 5.75%, 11/15/2028 (c)	3,018	2,823
Chesapeake Energy Corp.
5.50%, 2/1/2026 (c)	3,230	3,212
6.75%, 4/15/2029 (c)	1,319	1,333
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (c)	2,955	2,857
Civitas Resources, Inc.
5.00%, 10/15/2026 (c)	65	64
8.38%, 7/1/2028 (c)	3,313	3,478
Clarios Global LP 6.75%, 5/15/2028 (c)	2,473	2,518
Clean Harbors, Inc. 4.88%, 7/15/2027 (c)	568	556
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (c)	3,545	3,434
9.00%, 9/15/2028 (c)	2,453	2,605
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	2,241	2,238
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,727	3,633
Cogent Communications Group LLC 3.50%, 5/1/2026 (c)	2,243	2,155
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	3,209	2,825
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	3,894	3,729
8.00%, 12/15/2027 (c)	1,115	1,116
6.00%, 1/15/2029 (c)	4,011	3,724
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	3,555	3,444
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	2,431	2,189
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (f)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,991	2,759
Coty, Inc. 5.00%, 4/15/2026 (c)	3,019	2,986
Cox Communications, Inc. 3.15%, 8/15/2024 (c)	300	300
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,860	1,985
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	3,069	3,240
CSC Holdings LLC
11.25%, 5/15/2028 (c)	2,528	2,285
11.75%, 1/31/2029 (c)	2,496	2,256
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,377	2,382
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	2,569	2,613
CVR Partners LP 6.13%, 6/15/2028 (c)	736	711
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	2,901	3,014
Delta Air Lines, Inc.
2.90%, 10/28/2024	10	10
7.38%, 1/15/2026	1,742	1,780
Directv Financing LLC 5.88%, 8/15/2027 (c)	3,772	3,632
Discovery Communications LLC 4.95%, 5/15/2042	50	38

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Domtar Corp. 6.75%, 10/1/2028 (c)	2,221	2,022
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,292
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (c)	2,698	2,745
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	3,568	3,498
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	1,779	1,864
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,722	2,792
Encompass Health Corp. 4.50%, 2/1/2028	1,158	1,120
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	270	284
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	2,382	2,259
4.38%, 3/31/2029 (c)	1,480	1,366
EQM Midstream Partners LP
7.50%, 6/1/2027 (c)	3,459	3,554
6.50%, 7/1/2027 (c)	2,208	2,250
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,197	3,291
Eversource Energy Series L, 2.90%, 10/1/2024	300	299
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	1,771	1,666
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (g)	632	649
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (c)	935	917
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	2,900	2,903
6.63%, 1/15/2027 (c)	2,434	2,386
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	860	866
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,171	3,140
5.00%, 5/1/2028 (c)	3,795	3,655
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,451	1,557
GCI LLC 4.75%, 10/15/2028 (c)	2,780	2,581
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	3,022	3,074
Genesis Energy LP
8.00%, 1/15/2027	3,355	3,431
7.75%, 2/1/2028	1,630	1,654
Genting New York LLC 3.30%, 2/15/2026 (c)	2,475	2,374
GFL Environmental, Inc. 3.75%, 8/1/2025 (c)	3,624	3,583
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	2,697	2,441
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	2,872	2,827
Goldman Sachs Bank USA (SOFR + 0.77%), 6.15%, 3/18/2027 (f)	320	320
Goldman Sachs Group, Inc. (The) 0.88%, 1/21/2030 (b)	EUR600	571
Goodyear Tire & Rubber Co. (The) 9.50%, 5/31/2025	1,619	1,624
Griffon Corp. 5.75%, 3/1/2028	2,856	2,796
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (c)	933	860
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	3,755	3,431
Hawaiian Brand Intellectual Property Ltd. 11.00%, 4/15/2029 (c)	2,841	2,708
Healthpeak OP LLC REIT, 3.40%, 2/1/2025	263	260
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,655	2,828
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	2,998	2,973
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028 (c)	951	950

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	2,093	2,098
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	425	390
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	2,794	2,631
Huntington Bancshares, Inc. (SOFR + 2.02%), 6.21%, 8/21/2029 (f)	50	52
Hyundai Capital America 1.00%, 9/17/2024 (c)	214	213
Icahn Enterprises LP
6.25%, 5/15/2026	1,701	1,696
5.25%, 5/15/2027	3,008	2,885
4.38%, 2/1/2029	1,233	1,073
Ingevity Corp. 3.88%, 11/1/2028 (c)	2,740	2,509
International Game Technology plc
4.13%, 4/15/2026 (c)	3,685	3,613
6.25%, 1/15/2027 (c)	200	202
Iron Mountain, Inc.
REIT, 5.00%, 7/15/2028 (c)	1,520	1,473
REIT, 7.00%, 2/15/2029 (c)	2,164	2,223
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (c)	2,578	2,410
Jefferies Finance LLC 5.00%, 8/15/2028 (c)	2,283	2,120
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	2,251	2,110
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	2,755	2,827
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,142	1,885
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	2,250	2,347
LABL, Inc. 5.88%, 11/1/2028 (c)	2,632	2,431
Lamar Media Corp. 3.75%, 2/15/2028	2,411	2,271
Las Vegas Sands Corp. 2.90%, 6/25/2025	1,367	1,332
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (c)	3,348	3,236
Level 3 Financing, Inc. 10.50%, 4/15/2029 (a) (c)	2,701	2,769
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (f)	724	678
Life Time, Inc. 5.75%, 1/15/2026 (c)	2,751	2,740
Light & Wonder International, Inc. 7.00%, 5/15/2028 (c)	2,386	2,404
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (c)	2,481	2,406
3.75%, 1/15/2028 (c)	3,320	3,122
LSB Industries, Inc. 6.25%, 10/15/2028 (c)	2,546	2,476
Madison IAQ LLC 4.13%, 6/30/2028 (c)	3,843	3,589
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (c)	2,720	2,960
Marathon Petroleum Corp. 4.70%, 5/1/2025	215	214
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	428
Match Group Holdings II LLC 4.63%, 6/1/2028 (c)	2,593	2,474
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	3,285	3,390
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,449	2,359
Medline Borrower LP 6.25%, 4/1/2029 (c)	422	431
MGM Resorts International 5.50%, 4/15/2027	2,101	2,085
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	4,095	3,029
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	2,519	2,491
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,604

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	3,550	3,325
Moog, Inc. 4.25%, 12/15/2027 (c)	2,267	2,170
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (c)	2,141	2,105
6.00%, 1/15/2027 (c)	745	739
Navient Corp.
5.00%, 3/15/2027	3,318	3,208
4.88%, 3/15/2028	379	354
5.50%, 3/15/2029	906	843
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	3,582	3,556
8.38%, 2/1/2028 (c)	3,207	3,379
8.13%, 1/15/2029 (c)	1,886	2,005
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,328	3,636
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	3,710	3,548
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	2,667	2,428
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	3,584	3,510
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	3,223	3,000
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,713	2,606
Newell Brands, Inc.
4.88%, 6/1/2025	1,593	1,584
6.38%, 9/15/2027 (a)	915	914
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (c)	3,141	3,174
Newmark Group, Inc. 7.50%, 1/12/2029	1,709	1,794
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	1,862	1,806
4.75%, 11/1/2028 (c)	1,420	1,306
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (c)	2,799	2,686
7.25%, 1/15/2029 (c)	862	895
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	3,036	3,077
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	2,718	2,773
Novelis Corp. 3.25%, 11/15/2026 (c)	2,011	1,913
NuStar Logistics LP 5.75%, 10/1/2025	2,624	2,624
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	3,330	3,070
9.75%, 11/15/2028 (c)	2,172	2,308
OneMain Finance Corp.
3.50%, 1/15/2027	3,304	3,122
3.88%, 9/15/2028	1,347	1,230
9.00%, 1/15/2029	567	601
Organon & Co. 4.13%, 4/30/2028 (c)	3,824	3,593
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	1,995	1,950
4.25%, 1/15/2029 (c)	512	475
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,307	2,309
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	3,006	2,840

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (f)	1,114	1,023
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	249
PBF Holding Co. LLC 6.00%, 2/15/2028	2,934	2,878
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (c)	3,513	3,492
Penske Automotive Group, Inc. 3.50%, 9/1/2025	2,636	2,572
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	3,313	3,269
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	2,534	2,616
PetSmart, Inc.
4.75%, 2/15/2028 (c)	3,186	2,993
7.75%, 2/15/2029 (c)	1,951	1,894
PG&E Corp. 5.00%, 7/1/2028	2,012	1,962
Pike Corp. 5.50%, 9/1/2028 (c)	2,554	2,476
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	2,849	2,531
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (c)	3,018	3,018
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	372	372
3.38%, 8/31/2027 (c)	1,403	1,309
6.25%, 1/15/2028 (c)	3,305	3,294
PTC, Inc.
3.63%, 2/15/2025 (c)	252	249
4.00%, 2/15/2028 (c)	2,031	1,924
QVC, Inc.
4.75%, 2/15/2027	426	373
4.38%, 9/1/2028 (a)	2,146	1,642
Range Resources Corp. 8.25%, 1/15/2029	2,552	2,651
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,839
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	2,874	2,849
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	3,207	3,030
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	3,508	3,611
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	3,126	3,045
5.50%, 8/31/2026 (c)	2,568	2,556
5.38%, 7/15/2027 (c)	2,778	2,762
5.50%, 4/1/2028 (c)	848	845
Sabre GLBL, Inc.
8.63%, 6/1/2027 (c)	1,489	1,392
11.25%, 12/15/2027 (c)	1,820	1,802
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	3,766	3,626
REIT, 3.13%, 2/1/2029	2,369	2,145
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	3,822	3,563
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,762	1,722
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	1,883	1,225
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,995	2,009
Select Medical Corp. 6.25%, 8/15/2026 (c)	1,737	1,751
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,387	2,274
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	3,173	2,855

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (c)	2,256	2,143
4.00%, 7/15/2028 (c)	3,953	3,628
SLM Corp.
4.20%, 10/29/2025	1,276	1,253
3.13%, 11/2/2026	2,019	1,911
Sotheby's 7.38%, 10/15/2027 (c)	2,702	2,250
Southern Power Co. 1.85%, 6/20/2026	EUR150	158
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (c)	2,826	2,782
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a) (c)	2,611	1,651
Starwood Property Trust, Inc.
REIT, 4.38%, 1/15/2027 (c)	46	44
REIT, 7.25%, 4/1/2029 (c)	3,180	3,270
Station Casinos LLC 4.50%, 2/15/2028 (c)	2,843	2,698
Sunoco LP
6.00%, 4/15/2027	694	693
7.00%, 9/15/2028 (c)	2,126	2,187
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (c)	864	867
5.75%, 1/15/2028 (c)	926	927
TEGNA, Inc.
4.75%, 3/15/2026 (c)	1,271	1,251
4.63%, 3/15/2028	2,835	2,601
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,350
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	3,093	2,825
Tenet Healthcare Corp.
6.25%, 2/1/2027	2,791	2,797
5.13%, 11/1/2027	2,989	2,936
4.63%, 6/15/2028	2,868	2,764
Tenneco, Inc. 8.00%, 11/17/2028 (c)	3,822	3,469
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,274
Townsquare Media, Inc. 6.88%, 2/1/2026 (c)	2,489	2,452
TransDigm, Inc.
5.50%, 11/15/2027	3,595	3,550
6.75%, 8/15/2028 (c)	3,483	3,550
4.63%, 1/15/2029	3,687	3,487
6.38%, 3/1/2029 (c)	3,540	3,606
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	3,394	3,530
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	2,348	2,370
Tronox, Inc. 4.63%, 3/15/2029 (c)	3,486	3,175
Uber Technologies, Inc.
7.50%, 9/15/2027 (c)	153	156
6.25%, 1/15/2028 (c)	896	904
United Airlines, Inc.
4.38%, 4/15/2026 (c)	3,700	3,607
4.63%, 4/15/2029 (c)	3,757	3,550
United Rentals North America, Inc. 3.88%, 11/15/2027	2,595	2,475

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	3,384	3,359
5.75%, 6/15/2027 (c)	1,249	1,230
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	3,498	3,538
REIT, 4.75%, 4/15/2028 (c)	4,284	3,700
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	3,588	3,571
8.00%, 8/15/2028 (c)	3,549	3,567
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,915	1,462
Vector Group Ltd. 5.75%, 2/1/2029 (c)	3,084	2,958
Ventas Realty LP REIT, 2.65%, 1/15/2025	69	68
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	3,489	3,634
9.50%, 2/1/2029 (c)	3,195	3,554
Veritas US, Inc. 7.50%, 9/1/2025 (c)	1,135	987
Victra Holdings LLC 7.75%, 2/15/2026 (c)	2,907	2,918
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	2,538	2,485
Warnermedia Holdings, Inc. 4.30%, 1/17/2030	EUR2,050	2,213
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	2,554	2,513
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (c) (h)	227	91
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,795	2,864
6.38%, 3/15/2029 (c)	1,330	1,347
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (a) (f)	823	737
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,320
Williams Scotsman, Inc.
6.13%, 6/15/2025 (c)	1,006	1,006
4.63%, 8/15/2028 (c)	2,281	2,171
Windstream Escrow LLC 7.75%, 8/15/2028 (c)	3,717	3,585
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,350
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,040
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	287	282
5.50%, 8/15/2028 (c)	2,586	2,194
XHR LP REIT, 6.38%, 8/15/2025 (c)	2,493	2,493
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (c)	4,402	3,743
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	2,873	2,624
		724,311
Total Corporate Bonds (Cost $833,632)		845,405
Foreign Government Securities — 9.4%
Australia — 1.0%
Commonwealth of Australia
3.25%, 4/21/2029 (b)	AUD1,600	1,022
2.75%, 11/21/2029 (b)	AUD25	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Australia — continued
1.50%, 6/21/2031 (b)	AUD4,300	2,400
1.75%, 11/21/2032 (b)	AUD45	25
3.75%, 5/21/2034 (b)	AUD35,570	22,566
2.75%, 6/21/2035 (b)	AUD5,646	3,238
2.75%, 5/21/2041 (b)	AUD1,373	718
3.00%, 3/21/2047 (b)	AUD374	190
1.75%, 6/21/2051 (b)	AUD890	326
		30,500
Belgium — 0.3%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	4,896
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR10	10
1.00%, 6/22/2031 (b)	EUR30	29
3.00%, 6/22/2034 (b)	EUR15	17
2.85%, 10/22/2034 (b)	EUR610	658
1.45%, 6/22/2037 (b)	EUR473	425
1.90%, 6/22/2038 (b)	EUR995	931
3.75%, 6/22/2045 (b)	EUR575	664
1.60%, 6/22/2047 (b)	EUR267	210
1.70%, 6/22/2050 (b)	EUR1,276	988
2.15%, 6/22/2066 (b)	EUR692	559
0.65%, 6/22/2071 (b)	EUR155	72
		9,459
Canada — 1.0%
Canada Government Bond
1.00%, 9/1/2026	CAD3,895	2,688
1.25%, 3/1/2027	CAD1,320	909
1.00%, 6/1/2027	CAD575	392
0.50%, 12/1/2030	CAD62	38
1.50%, 6/1/2031	CAD3,765	2,459
1.50%, 12/1/2031	CAD460	298
2.75%, 6/1/2033	CAD20	14
3.00%, 6/1/2034	CAD16,040	11,443
4.00%, 6/1/2041	CAD40	32
3.50%, 12/1/2045	CAD460	346
2.75%, 12/1/2048	CAD403	268
2.00%, 12/1/2051	CAD1,964	1,104
2.75%, 12/1/2064	CAD1,027	677
Province of Alberta 2.90%, 12/1/2028	CAD410	291
Province of British Columbia
4.70%, 6/18/2037	CAD880	677
2.95%, 6/18/2050	CAD505	292
Province of Ontario
2.30%, 9/8/2024	CAD3,210	2,319
0.01%, 11/25/2030 (b)	EUR5,800	5,239
		29,486

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	340
0.50%, 11/15/2027	DKK3,009	413
0.50%, 11/15/2029	DKK4,850	645
2.25%, 11/15/2033	DKK1,145	166
4.50%, 11/15/2039	DKK3,192	580
0.25%, 11/15/2052	DKK2,400	193
		2,337
France — 0.3%
French Republic
2.75%, 2/25/2029 (b)	EUR10	11
1.25%, 5/25/2034 (b)	EUR2,215	2,051
1.25%, 5/25/2036 (b)	EUR4,102	3,638
1.75%, 6/25/2039 (b)	EUR2,273	2,040
0.75%, 5/25/2053 (b)	EUR1,939	1,080
1.75%, 5/25/2066 (b)	EUR852	591
		9,411
Germany — 0.1%
Bundesrepublik Deutschland
4.00%, 1/4/2037 (b)	EUR40	51
3.25%, 7/4/2042 (b)	EUR20	24
0.00%, 8/15/2050 (b)	EUR2,067	1,183
0.00%, 8/15/2052 (b)	EUR540	294
1.80%, 8/15/2053 (b)	EUR1,560	1,444
		2,996
Hungary — 0.2%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	837
2.13%, 9/22/2031 (c)	1,158	934
5.38%, 9/12/2033 (b)	EUR300	343
1.75%, 6/5/2035 (b)	EUR300	249
7.00%, 10/24/2035	HUF1,285,980	3,689
		6,052
Italy — 0.9%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
3.85%, 9/15/2026 (b)	EUR40	44
1.10%, 4/1/2027 (b)	EUR40	41
2.80%, 6/15/2029 (b)	EUR670	716
3.85%, 12/15/2029 (b)	EUR210	235
3.50%, 3/1/2030 (b)	EUR8,415	9,278
1.65%, 3/1/2032 (b)	EUR643	618
3.35%, 3/1/2035 (b)	EUR6,180	6,505
1.45%, 3/1/2036 (b)	EUR330	281
2.25%, 9/1/2036 (b)	EUR272	252

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — continued
0.95%, 3/1/2037 (b)	EUR960	747
3.25%, 3/1/2038 (b)	EUR1,832	1,849
4.45%, 9/1/2043 (b)	EUR130	147
2.15%, 9/1/2052 (b)	EUR450	329
4.50%, 10/1/2053 (b)	EUR20	23
2.15%, 3/1/2072 (b)	EUR391	262
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,343
		26,671
Japan — 2.2%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,437
1.63%, 1/20/2027	674	631
Japan Government Bond
2.10%, 3/20/2027	JPY852,950	5,938
0.10%, 9/20/2027	JPY833,250	5,493
0.10%, 9/20/2028	JPY119,600	783
0.10%, 3/20/2029	JPY62,200	405
0.10%, 6/20/2030	JPY101,300	653
1.80%, 9/20/2030	JPY711,450	5,055
0.10%, 3/20/2031	JPY528,700	3,378
1.90%, 3/20/2031	JPY38,400	275
1.80%, 6/20/2031	JPY179,750	1,281
1.80%, 9/20/2031	JPY54,500	389
0.50%, 3/20/2033	JPY251,750	1,619
1.10%, 3/20/2033	JPY63,650	431
1.70%, 6/20/2033	JPY296,150	2,101
1.40%, 9/20/2034	JPY103,650	712
1.20%, 12/20/2034	JPY292,000	1,962
1.20%, 3/20/2035	JPY288,000	1,932
0.40%, 3/20/2036	JPY271,100	1,644
0.60%, 9/20/2037	JPY513,900	3,107
0.50%, 12/20/2038	JPY289,150	1,684
0.40%, 3/20/2039	JPY66,650	380
0.30%, 6/20/2039	JPY457,750	2,559
0.30%, 12/20/2039	JPY455,000	2,514
0.40%, 6/20/2040	JPY311,250	1,729
0.50%, 3/20/2041	JPY243,700	1,354
2.20%, 3/20/2041	JPY56,800	408
0.90%, 6/20/2042	JPY223,250	1,299
1.90%, 9/20/2042	JPY28,050	191
1.70%, 3/20/2044	JPY75,000	489
0.60%, 12/20/2046	JPY100,600	507
0.80%, 6/20/2047	JPY168,700	882
0.80%, 12/20/2047	JPY378,900	1,965
0.70%, 6/20/2048	JPY189,550	950
0.40%, 9/20/2049	JPY116,200	524
0.40%, 12/20/2049	JPY159,250	715

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
0.40%, 3/20/2050	JPY303,150	1,353
0.70%, 12/20/2050	JPY54,950	263
1.00%, 3/20/2052	JPY659,500	3,354
		65,346
Luxembourg — 0.1%
European Financial Stability Facility 3.00%, 12/15/2028 (b)	EUR4,200	4,611
Mexico — 0.6%
Mex Bonos Desarr Fix Rt 7.75%, 5/29/2031	MXN252,000	12,168
United Mexican States
5.40%, 2/9/2028	964	973
2.66%, 5/24/2031	1,110	934
4.75%, 4/27/2032	995	939
6.75%, 9/27/2034	1,140	1,211
6.35%, 2/9/2035	800	823
		17,048
Netherlands — 0.1%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR25	24
2.50%, 1/15/2033 (b)	EUR30	32
2.50%, 7/15/2034 (b)	EUR30	32
4.00%, 1/15/2037 (b)	EUR10	12
0.50%, 1/15/2040 (b)	EUR340	266
3.75%, 1/15/2042 (b)	EUR27	33
2.75%, 1/15/2047 (b)	EUR1,030	1,120
0.00%, 1/15/2052 (b)	EUR665	353
2.00%, 1/15/2054 (b)	EUR235	218
		2,090
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	378
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR1,303	1,374
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,219
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,346
2.25%, 2/2/2033 (c)	914	739
		3,085
South Korea — 0.6%
Export-Import Bank of Korea
0.00%, 10/19/2024 (b)	EUR10,060	10,775
0.75%, 9/21/2025	4,217	4,031

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Korea — continued
4.88%, 1/11/2026	1,394	1,398
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,326
		17,530
Spain — 0.7%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR35	38
1.30%, 10/31/2026 (b)	EUR10	11
0.00%, 1/31/2027	EUR10	10
1.50%, 4/30/2027 (b)	EUR46	48
1.40%, 7/30/2028 (b)	EUR13	13
0.80%, 7/30/2029	EUR40	39
2.55%, 10/31/2032 (b)	EUR4,803	5,055
3.15%, 4/30/2033 (b)	EUR4,992	5,474
2.35%, 7/30/2033 (b)	EUR1,420	1,460
3.55%, 10/31/2033 (b)	EUR3,199	3,606
3.90%, 7/30/2039 (b)	EUR1,760	2,008
1.00%, 7/30/2042 (b)	EUR637	462
5.15%, 10/31/2044 (b)	EUR465	617
2.90%, 10/31/2046 (b)	EUR552	534
1.90%, 10/31/2052 (b)	EUR110	82
3.45%, 7/30/2066 (b)	EUR446	449
1.45%, 10/31/2071 (b)	EUR170	93
		19,999
Sweden — 0.0% ^
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	456
0.75%, 5/12/2028 (b)	SEK1,985	178
0.75%, 11/12/2029 (b)	SEK5,915	520
3.50%, 3/30/2039 (b)	SEK2,505	274
0.50%, 11/24/2045 (b)	SEK470	32
		1,460
United Kingdom — 1.1%
United Kingdom of Great Britain and Northern Ireland
1.63%, 10/22/2028 (b)	GBP2,250	2,658
0.50%, 1/31/2029 (b)	GBP3,057	3,400
0.38%, 10/22/2030 (b)	GBP5,025	5,265
1.00%, 1/31/2032 (b)	GBP2,110	2,213
4.25%, 6/7/2032 (b)	GBP240	317
0.88%, 7/31/2033 (b)	GBP5,385	5,325
0.63%, 7/31/2035 (b)	GBP1,282	1,151
1.75%, 9/7/2037 (b)	GBP1,473	1,436
1.13%, 1/31/2039 (b)	GBP716	610
4.25%, 12/7/2040 (b)	GBP1,059	1,344
1.25%, 10/22/2041 (b)	GBP780	627
4.50%, 12/7/2042 (b)	GBP880	1,142
0.88%, 1/31/2046 (b)	GBP1,697	1,105

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — continued
4.25%, 12/7/2046 (b)	GBP965	1,195
4.25%, 12/7/2049 (b)	GBP382	471
1.25%, 7/31/2051 (b)	GBP938	598
3.75%, 7/22/2052 (b)	GBP488	551
3.75%, 10/22/2053 (b)	GBP205	230
4.25%, 12/7/2055 (b)	GBP386	474
1.75%, 7/22/2057 (b)	GBP649	448
4.00%, 1/22/2060 (b)	GBP575	675
0.50%, 10/22/2061 (b)	GBP1,100	437
3.50%, 7/22/2068 (b)	GBP723	766
1.63%, 10/22/2071 (b)	GBP744	446
1.13%, 10/22/2073 (b)	GBP105	50
		32,934
Total Foreign Government Securities (Cost $302,330)		283,986
Asset-Backed Securities — 4.9%
Cayman Islands — 4.8%
AIMCO CLO Ltd.
Series 2021-16A, Class AR, 6.72%, 7/17/2037 (c) (i)	2,965	2,965
Series 2021-16A, Class BR, 6.97%, 7/17/2037 (c) (i)	2,402	2,402
Apidos CLO
Series 2019-31A, Class A1R, 6.66%, 4/15/2031 (c) (i)	3,189	3,196
Series 2016-25A, Class A2R2, 7.08%, 10/20/2031 (c) (i)	3,500	3,512
Series 2020-33A, Class BR, 7.14%, 10/24/2034 (c) (i)	5,300	5,305
Ares CLO Ltd.
Series 2015-4A, Class A1RR, 6.38%, 10/15/2030 (c) (i)	5,352	5,350
Series 2015-4A, Class A3RR, 6.70%, 10/15/2030 (c) (i)	5,400	5,397
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 7.09%, 10/20/2031 (c) (i)	3,200	3,204
CIFC Funding Ltd. Series 2014-4RA, Class A2AR, 7.30%, 1/17/2035 (c) (i)	2,070	2,076
Dryden CLO Ltd.
Series 2019-72A, Class AR, 6.66%, 5/15/2032 (c) (i)	2,430	2,433
Series 2021-93A, Class B, 7.16%, 1/15/2034 (c) (i)	3,600	3,608
Series 2019-68A, Class AR, 6.73%, 7/15/2035 (c) (i)	9,400	9,401
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.40%, 11/15/2028 (c) (i)	398	399
Series 2013-26A, Class AR, 6.46%, 4/15/2029 (c) (i)	2,276	2,279
Series 2016-43A, Class AR2, 6.58%, 4/20/2034 (c) (i)	3,250	3,252
Elmwood CLO Ltd.
Series 2021-4A, Class B, 7.14%, 10/20/2034 (c) (i)	850	852
Series 2019-3A, Class BRR, 7.02%, 7/18/2037 (c) (i)	4,650	4,647
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.67%, 11/16/2034 (c) (i)	1,500	1,503
Galaxy CLO Ltd. Series 2018-27A, Class A, 6.61%, 5/16/2031 (c) (i)	2,789	2,792
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR, 6.61%, 4/20/2034 (c) (i)	750	751
KKR CLO Ltd.
Series 40A, Class BR, 6.98%, 10/20/2034 (c) (i)	4,650	4,648
Series 28A, Class BR, 7.39%, 2/9/2035 (c) (i)	3,800	3,820

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
KKR Financial CLO Ltd. Series 2013-1A, Class A2R2, 6.75%, 4/15/2029 (c) (i)	1,233	1,235
LCM Ltd.
Series 26A, Class A1, 6.61%, 1/20/2031 (c) (i)	1,936	1,938
Series 29A, Class AR, 6.63%, 4/15/2031 (c) (i)	4,908	4,909
Series 31A, Class AR, 6.56%, 7/20/2034 (c) (i)	7,700	7,700
Series 31A, Class BR, 7.03%, 7/20/2034 (c) (i)	2,000	2,000
Madison Park Funding Ltd.
Series 2018-32A, Class A1R, 6.54%, 1/22/2031 (c) (i)	2,133	2,133
Series 2019-34A, Class AR, 6.67%, 4/25/2032 (c) (i)	6,976	6,985
Magnetite Ltd.
Series 2019-22A, Class BRR, 6.85%, 7/15/2036 (c) (i)	2,629	2,629
Series 2019-22A, Class CRR, 7.10%, 7/15/2036 ‡ (c) (i)	2,522	2,522
Series 2024-40A, Class B1, 7.08%, 7/15/2037 (c) (i)	1,550	1,549
Neuberger Berman CLO Ltd. Series 2013-14A, Class BR2, 7.03%, 1/28/2030 (c) (i)	1,000	1,002
Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A, Class AR, 6.46%, 10/18/2030 (c) (i)	1,193	1,194
OCP CLO Ltd.
Series 2015-9A, Class A1R2, 6.55%, 1/15/2033 (c) (i)	9,800	9,816
Series 2022-25A, Class B1R, 7.03%, 7/20/2037 (c) (i)	4,650	4,650
Palmer Square CLO Ltd. Series 2014-1A, Class A1R2, 6.68%, 1/17/2031 (c) (i)	808	809
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A2, 7.20%, 10/15/2030 (c) (i)	5,000	5,015
Series 2024-3A, Class A2, 6.99%, 8/8/2032 (c) (i)	3,441	3,439
Series 2024-3A, Class B, 7.24%, 8/8/2032 (c) (i)	3,600	3,595
RR Ltd.
Series 2020-12A, Class AAR3, 6.55%, 1/15/2036 (c) (i)	2,096	2,095
Series 2020-12A, Class A2R3, 6.90%, 1/15/2036 (c) (i)	4,977	4,974
Symphony CLO Ltd.
Series 2018-19A, Class A, 6.51%, 4/16/2031 (c) (i)	1,888	1,890
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (c) (i)	250	250
		146,121
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class AR, 6.53%, 7/23/2036 (c) (i)	250	250
Series 2022-50A, Class BR, 6.93%, 7/23/2036 (c) (i)	250	250
Series 2022-50A, Class CR, 7.18%, 7/23/2036 (c) (i)	250	250
		750
United States — 0.1%
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.57%, 4/15/2031 (c) (i)	1,131	1,133
Total Asset-Backed Securities (Cost $147,584)		148,004
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes 4.13%, 1/31/2025 (j)(Cost $31,573)	31,732	31,579
Supranational — 0.6%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,936
European Investment Bank, 2.25%, 3/15/2030 (b)	EUR3,120	3,311

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — continued
European Union
0.00%, 10/4/2028 (b)	EUR7,300	7,087
3.00%, 3/4/2053 (b)	EUR4,085	4,152
Inter-American Development Bank
1.70%, 10/10/2024	CAD800	576
4.40%, 1/26/2026	CAD614	448
Total Supranational (Cost $17,660)		17,510
Mortgage-Backed Securities — 0.4%
United States — 0.4%
FHLMC UMBS, 30 Year
Pool # SD8277, 12/1/2052	USD2,911	2,917
Pool # SD8290, 1/1/2053	USD2,847	2,891
FNMA UMBS, 30 Year Pool # FS1583, 3.00%, 4/1/2052	USD6,641	5,867
Total Mortgage-Backed Securities (Cost $11,512)		11,675
Loan Assignments — 0.0% ‡ (f) (k) ^
United States — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	303	159
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 6/30/2026	836	673
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024	15	1
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.92%, 6/30/2026	24	24
Total Loan Assignments (Cost $1,052)		857
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $73)	—	567
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (i)	1,847	134
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (i)	125	114
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (i)	183	161
Total Commercial Mortgage-Backed Securities (Cost $445)		409
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $39)	40	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	9
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 6.06%, 4/25/2036 (i)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.82%, 1/25/2047 (i)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.06%, 11/25/2035 (i)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
Short-Term Investments — 2.5%
Commercial Paper — 0.0% ^
First Abu Dhabi Bank PJSC, 5.50%, 1/7/2025 (c)	250	244
Procter & Gamble Co. (The), 5.22%, 3/11/2025 (c)	250	243
Total Commercial Paper (Cost $486)		487
	SHARES (000)
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (l) (m) (Cost $59,452)	59,445	59,463
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (l) (m)	13,242	13,243
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (l) (m)	2,964	2,964
Total Investment of Cash Collateral from Securities Loaned (Cost $16,205)		16,207
Total Short-Term Investments (Cost $76,143)		76,157
Total Investments — 99.4% (Cost $2,539,498)		3,013,912
Assets in Excess of Other Liabilities — 0.6%		17,354
NET ASSETS — 100.0%		3,031,266

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CIFC	Commercial Industrial Finance Corp.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
MXN	Mexican Peso
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $15,676.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,501.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2024.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2024.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2024.

(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	9.4%
Semiconductors & Semiconductor Equipment	6.1
Banks	5.5
Oil, Gas & Consumable Fuels	5.0
Asset-Backed Securities	4.9
Software	4.5
Hotels, Restaurants & Leisure	3.4
Financial Services	3.2
Technology Hardware, Storage & Peripherals	2.9
Broadline Retail	2.7
Capital Markets	2.5
Chemicals	2.4
Pharmaceuticals	2.4
Media	2.3
Health Care Providers & Services	2.2
Interactive Media & Services	2.2
Specialty Retail	2.0
Electric Utilities	2.0
Insurance	1.9
Food Products	1.7
Biotechnology	1.4
Aerospace & Defense	1.3
Beverages	1.2
Machinery	1.1
Ground Transportation	1.1
U.S. Treasury Notes	1.0
Textiles, Apparel & Luxury Goods	1.0
Health Care Equipment & Supplies	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	18.2
Short-Term Investments	2.5
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	88	09/06/2024	EUR	11,211	188
Euro-BTP	957	09/06/2024	EUR	121,578	2,233
Euro-Bund	23	09/06/2024	EUR	3,336	30
Euro-Buxl 30 Year Bond	43	09/06/2024	EUR	6,280	194
Euro-Schatz	113	09/06/2024	EUR	12,982	104
Japan 10 Year Bond	173	09/11/2024	JPY	16,518	16
TOPIX Index	329	09/12/2024	JPY	60,582	901
Australia 3 Year Bond	7	09/16/2024	AUD	487	3
Foreign Exchange EUR/USD	66	09/16/2024	USD	8,948	46
Canada 10 Year Bond	1,150	09/18/2024	CAD	102,702	3,351
Canada 5 Year Bond	22	09/18/2024	CAD	1,797	39
U.S. Treasury 10 Year Note	1,832	09/19/2024	USD	205,585	5,273
MSCI EAFE E-Mini Index	5	09/20/2024	USD	597	15
MSCI Emerging Markets E-Mini Index	1,162	09/20/2024	USD	63,712	630
S&P 500 E-Mini Equal Weight Index	433	09/20/2024	USD	60,585	562
S&P 500 E-Mini Index	1,193	09/20/2024	USD	331,550	3,201
Long Gilt	22	09/26/2024	GBP	2,806	14
U.S. Treasury 2 Year Note	1	09/30/2024	USD	206	2
U.S. Treasury 5 Year Note	176	09/30/2024	USD	19,047	388
3 Month SOFR	183	12/17/2024	USD	43,453	50
					17,240
Short Contracts
Euro-BTP	(26)	09/06/2024	EUR	(3,347)	(20)
U.S. Treasury 10 Year Ultra Note	(34)	09/19/2024	USD	(3,947)	(49)
U.S. Treasury Ultra Bond	(188)	09/19/2024	USD	(24,158)	(1,021)
U.S. Treasury 5 Year Note	(1,077)	09/30/2024	USD	(116,552)	(2,493)
					(3,583)
					13,657

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	838	USD	546	Citibank, NA	8/27/2024	3
CAD	388	EUR	259	Morgan Stanley	8/27/2024	— (a)
CAD	379	USD	274	Citibank, NA	8/27/2024	— (a)
CAD	1,517	USD	1,098	Standard Chartered Bank	8/27/2024	2
CHF	240	GBP	212	Goldman Sachs International	8/27/2024	1
CHF	213	USD	239	HSBC Bank, NA	8/27/2024	5
CHF	5,334	USD	5,983	TD Bank Financial Group	8/27/2024	112
EUR	259	NZD	467	Morgan Stanley	8/27/2024	3
GBP	292	EUR	346	BNP Paribas	8/27/2024	— (a)
JPY	85,625	EUR	527	BNP Paribas	8/27/2024	3
JPY	44,106	GBP	217	Barclays Bank plc	8/27/2024	16
JPY	43,146	GBP	218	Morgan Stanley	8/27/2024	9
JPY	85,925	USD	555	BNP Paribas	8/27/2024	20
JPY	132,716	USD	847	Citibank, NA	8/27/2024	43
JPY	41,928	USD	274	Goldman Sachs International	8/27/2024	7
JPY	6,760,662	USD	42,729	Morgan Stanley	8/27/2024	2,579
JPY	44,026	USD	276	TD Bank Financial Group	8/27/2024	19
KRW	16,655,875	USD	12,102	Goldman Sachs International**	8/27/2024	67
NZD	696	USD	411	Citibank, NA	8/27/2024	4
PEN	2,284	USD	606	BNP Paribas**	8/27/2024	5
SEK	2,917	AUD	412	Morgan Stanley	8/27/2024	4
SGD	2,913	USD	2,172	Citibank, NA	8/27/2024	10
THB	113,582	USD	3,143	Citibank, NA	8/27/2024	50
USD	368	AUD	547	HSBC Bank, NA	8/27/2024	10
USD	20,841	AUD	30,788	Morgan Stanley	8/27/2024	693
USD	230	AUD	351	State Street Corp.	8/27/2024	— (a)
USD	272	DKK	1,861	Citibank, NA	8/27/2024	1
USD	1,735	EUR	1,590	Citibank, NA	8/27/2024	11
USD	280	EUR	258	Goldman Sachs International	8/27/2024	1
USD	6,360	EUR	5,861	Morgan Stanley	8/27/2024	9
USD	282	GBP	218	Goldman Sachs International	8/27/2024	2
USD	3,895	GBP	3,018	Morgan Stanley	8/27/2024	14
USD	2,985	HUF	1,082,607	Citibank, NA	8/27/2024	14
USD	9,454	MXN	168,490	Citibank, NA	8/27/2024	448
USD	231	MXN	4,316	State Street Corp.	8/27/2024	— (a)
Total unrealized appreciation						4,165
AUD	420	CHF	243	Goldman Sachs International	8/27/2024	(3)
AUD	418	EUR	253	Citibank, NA	8/27/2024	— (a)
AUD	415	SEK	2,937	Citibank, NA	8/27/2024	(3)
CAD	1,509	USD	1,108	Morgan Stanley	8/27/2024	(14)
CLP	423,465	USD	465	Citibank, NA**	8/27/2024	(15)
COP	4,530,571	USD	1,133	Barclays Bank plc**	8/27/2024	(19)
CZK	34,522	USD	1,483	Barclays Bank plc	8/27/2024	(12)
EUR	259	SEK	3,050	Citibank, NA	8/27/2024	(4)
EUR	24,848	USD	27,068	Citibank, NA	8/27/2024	(143)
EUR	4,495	USD	4,908	HSBC Bank, NA	8/27/2024	(38)
EUR	3,120	USD	3,388	Morgan Stanley	8/27/2024	(8)
GBP	213	JPY	41,982	Citibank, NA	8/27/2024	(7)
GBP	217	USD	281	Citibank, NA	8/27/2024	(2)
IDR	109,183,082	USD	6,752	Goldman Sachs International**	8/27/2024	(36)
ILS	4,381	USD	1,206	HSBC Bank, NA	8/27/2024	(45)
NOK	8,707	USD	813	Morgan Stanley	8/27/2024	(14)
NZD	452	AUD	411	Citibank, NA	8/27/2024	— (a)
NZD	465	EUR	259	Citibank, NA	8/27/2024	(3)
NZD	471	GBP	218	Citibank, NA	8/27/2024	— (a)
NZD	1,719	USD	1,048	TD Bank Financial Group	8/27/2024	(25)
PLN	9,104	USD	2,320	Citibank, NA	8/27/2024	(24)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
RON	4,611	USD	1,007	Goldman Sachs International	8/27/2024	(4)
SEK	2,962	CHF	243	TD Bank Financial Group	8/27/2024	(1)
SEK	2,981	EUR	259	BNP Paribas	8/27/2024	(1)
SEK	2,928	USD	274	Citibank, NA	8/27/2024	— (a)
SEK	26,413	USD	2,510	Goldman Sachs International	8/27/2024	(40)
USD	719	CAD	993	State Street Corp.	8/27/2024	(1)
USD	230	CHF	201	BNP Paribas	8/27/2024	(1)
USD	2,611	JPY	396,903	Barclays Bank plc	8/27/2024	(49)
USD	556	JPY	86,338	BNP Paribas	8/27/2024	(23)
USD	556	JPY	86,166	Citibank, NA	8/27/2024	(22)
USD	278	JPY	43,778	Goldman Sachs International	8/27/2024	(16)
USD	277	JPY	44,309	TD Bank Financial Group	8/27/2024	(20)
USD	310	KRW	428,414	Barclays Bank plc**	8/27/2024	(3)
USD	137	NZD	233	Citibank, NA	8/27/2024	(2)
USD	252	SEK	2,724	Goldman Sachs International	8/27/2024	(2)
Total unrealized depreciation						(600)
Net unrealized appreciation						3,565

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$143,599	$2,522	$146,121
Jersey	—	750	—	750
United States	—	1,133	—	1,133
Total Asset-Backed Securities	—	145,482	2,522	148,004
Collateralized Mortgage Obligations	—	— (a)	—	— (a)
Commercial Mortgage-Backed Securities	—	409	—	409
Common Stocks
Australia	—	7,475	—	7,475
Austria	—	152	—	152
Belgium	22	3,195	—	3,217
Brazil	6,647	18	—	6,665
Burkina Faso	—	16	—	16
Canada	9,134	—	—	9,134
Chile	574	38	—	612
China	6,073	31,645	—	37,718
Denmark	—	18,734	—	18,734
Finland	18	610	—	628
France	—	77,540	—	77,540
Germany	—	27,924	—	27,924
Greece	—	518	—	518
Hong Kong	13	13,882	—	13,895
Hungary	—	793	—	793
India	10,452	12,342	—	22,794
Indonesia	4,016	2,523	—	6,539
Ireland	85	176	—	261
Israel	179	218	—	397
Italy	—	4,281	—	4,281
Japan	—	69,055	—	69,055
Jordan	—	15	—	15
Luxembourg	—	70	—	70
Macau	—	50	—	50
Mexico	12,029	—	—	12,029
Netherlands	107	18,568	—	18,675
New Zealand	52	108	—	160
Norway	27	322	—	349
Peru	1,397	—	—	1,397
Poland	512	13	—	525
Portugal	317	84	—	401
Russia	—	—	18	18
Saudi Arabia	—	3,078	—	3,078
Singapore	116	12,767	—	12,883

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$2,655	$2,039	$—	$4,694
South Korea	—	45,828	—	45,828
Spain	—	4,321	—	4,321
Sweden	19	6,552	—	6,571
Switzerland	—	10,922	—	10,922
Taiwan	20,264	38,065	—	58,329
Thailand	348	1,371	—	1,719
Turkey	489	—	—	489
United Arab Emirates	—	—	—(b )	—(b )
United Kingdom	1,756	55,119	—	56,875
United States	974,038	75,747	194	1,049,979
Total Common Stocks	1,051,339	546,174	212	1,597,725
Convertible Preferred Stocks	—	—	567	567
Corporate Bonds	—	845,405	—	845,405
Foreign Government Securities	—	283,986	—	283,986
Loan Assignments	—	—	857	857
Mortgage-Backed Securities	—	11,675	—	11,675
Preferred Stocks	—	—	29	29
Supranational	—	17,510	—	17,510
U.S. Treasury Obligations	—	31,579	—	31,579
Warrants	—	—	9	9
Short-Term Investments
Commercial Paper	—	487	—	487
Investment Companies	59,463	—	—	59,463
Investment of Cash Collateral from Securities Loaned	16,207	—	—	16,207
Total Short-Term Investments	75,670	487	—	76,157
Total Investments in Securities	$1,127,009	$1,882,707	$4,196	$3,013,912
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,165	$—	$4,165
Futures Contracts	17,237	3	—	17,240
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(600)	—	(600)
Futures Contracts	(3,583)	—	—	(3,583)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$13,654	$3,568	$—	$17,222

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$100,074	$461	$103,296	$(9,692)	$12,453	$—	—	$641	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	63,971	889,414	893,931	14	(5)	59,463	59,445	3,263	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	20,759	525,499	533,000	(16)	1	13,243	13,242	2,336	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,901	181,091	181,028	—	—	2,964	2,964	304	—
Total	$187,705	$1,596,465	$1,711,255	$(9,694)	$12,449	$75,670		$6,544	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.